S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 02, 2026 USD ($) $ / shares shares
FDB IV [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 350,000
FDB IV [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,175,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
FDB IV [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	200,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,000,000
FDB IV [Member] | Nasdaq [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	20,000
FDB IV [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
ARC Group Securities LLC [Member] | Representative shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	420,000
ARC Group Securities LLC [Member] | Over-allotment Option Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	483,000